UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter ended: June 30, 2001

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.) [ ] is a restatement.
                                 [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                           JBT INC.
Address:                        900 Third Avenue, 10th Floor
                                Suite 1001
                                New York, NY 10022

13F File Number: 028-05205

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                           Bin Bulsara
Title:                          Controller
Phone:                          212-750-8532
Signature, Place, and Date of Signing:

         /s/ Bin Bulsara            New York, NY                 8/7/01
          (Signature)             (City, State)                  (Date)

Report Type (Check only one.):

[X]                             13F HOLDINGS REPORT.

[ ]                             13F NOTICE.

[ ]                             13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Manager     0

Form 13F Information Table Entry    37

Form 13F Information Table Value    $113,421

List of Other Included Managers:    None

                                                              FORM 13F-HR
                                                          QUARTER ENDING 6/30/01

        COLUMN 1              COLUMN 2       COLUMN 3     COLUMN 4           COLUMN 5           COLUMN 6     COL 7     COLUMN 8
-------------------------- --------------   ----------   -----------    ------------------   -------------   -----  --------------
                                                            VALUE       SHRS OR  SH/  PUT/   INV. DISCR.              VOT AUTHOR.
     NAME OF ISSUER        TITLE OF CLASS     CUSIP        (x$1000)     PRN AMT  PRN  CALL   SOLE SHRD OTH   MGR    SOLE  SHRD NONE
-----------------------------------------------------------------------------------------------------------------------------------
APACHE CORP COM              COMMON        037411-10-5         5075      100,000  SH           X                   X
BURLINGTON RES INC COM       COMMON        122014-10-3         5986      150,000  SH           X                   X
DOUBLECLICK INC              COMMON        258609-30-4          606       43,400  SH           X                   X
ENSCO INTL DEV               COMMON        26874Q-10-0         5265      225,000  SH           X                   X
INTEGRATED CIRCUIT SYSTEMS
  INC NEW                    COMMON        45811K-20-8         1920      100,000  SH           X                   X
LILLY ELI & CO COM           COMMON        532457-10-8         3700       50,000  SH           X                   X
LINCOLN NATL CORP COM        COMMON        534187-10-9        16042      310,000  SH           X                   X
MERCK & CO INC COM           COMMON        589331-10-7        12782      200,000  SH           X                   X
METROMEDIA FIBER NETWORK INC COMMON        591689-10-4         3772    1,849,000  SH           X                   X
NATIONAL DATA CORP COM       COMMON        635621-10-5        27148      837,900  SH           X                   X
NEXTEL COMMUNICATIONS INC
  CL-A                       COMMON        65332V-10-3         2625      150,000  SH           X                   X
READERS DIGEST ASSOC
  CL A NON V COM             COMMON        755267-10-1         8625      300,000  SH           X                   X
REDBACK NETWORKS INC         COMMON        757209-10-1         4460      500,000  SH           X                   X
REVLON INC CL A COM          COMMON        761525-50-0         4148      572,100  SH           X                   X
SCHLUMBERGER LTD COM         COMMON        806857-10-8        13163      250,000  SH           X                   X
SERVICE CORP INTL COM        COMMON        817565-10-4         9311    1,464,000  SH           X                   X
TPM WORLDWIDE INC            COMMON        872941-10-9         1152       19,200  SH           X                   X
TRANSOCEAN SEDCO FOREX INC   COMMON        G90078-10-9        10312      250,000  SH           X                   X
UNITEDGLOBALCOM INC CL A     COMMON        913247-50-8         4325      500,000  SH           X                   X
WILLAMETTE IND INC           COMMON        969133-99-0        16720      335,200  SH           X                   X
WORLDCOM INC-WORLDCOM GROUP  COMMON        98157D-10-6         4970      350,000  SH           X                   X
ALLIANCE GAMING CORP NEW     COMMON        01859P-60-9         (393)     (10,000) SH           X                   X
GENERAL MOTORS CORP COM      COMMON        370442-10-5       (19562)    (304,000) SH           X                   X
MAYTAG CO COM                COMMON        578592-10-7        (8778)    (300,000) SH           X                   X
MCKESSON HBOC INC            COMMON        58155Q-10-3        (9280)    (250,000) SH           X                   X
PENNEY J C INC COM           COMMON        708160-10-6        (3295)    (125,000) SH           X                   X
SHERWIN WILLIAMS CO COM      COMMON        824348-10-6        (9435)    (425,000) SH           X                   X
TMP WORLDWIDE INC            COMMON        872941-10-9        (9828)    (163,800) SH           X                   X
CALL AET JUL 25              OPTIONS       00817Y-GA-B          (85)        (500) SH           X                   X
CROWN CORK & SEAL 7.125%
  Due 9-01-02                DEBT          228255-AM-7           14       25,000  PRIN         X                   X
GLOBALSTAR CAP CORP 11.375%
  Due 02-15-04               DEBT          379363-AK-0          366    8,125,000  PRIN         X                   X
GLOBALSTAR CAP CORP 11.250%
  Due 06-15-04               DEBT          379363-AL-8          641   14,250,000  PRIN         X                   X
GLOBALSTAR LP/CAPTL CORP
  10.750% Due 11-01-04       DEBT          379363-AP-9         1485   25,008,000  PRIN         X                   X
GLOBALSTAR LP 11.500%
  Due 06-01-05               DEBT          379363-AR-5          225    3,002,000  PRIN         X                   X
REDBACK NETWORKS 5.000%
  Due 04-01-07               DEBT          757209-AB-7         1205    2,000,000  PRIN         X                   X
REVLON CONSUMER PRODUCTS
  8.125% Due 02-01-06        DEBT          761519-AK-3         2100    3,000,000  PRIN         X                   X
REVLON CONSUMER PRODUCTS
  9.000% Due 11-01-06        DEBT          761519-AQ-0         5934    8,300,000  PRIN         X                   X
                                                             113421